13. BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current		R$ 4,155,483	R$ 5,152,234
Borrowings and financing, noncurrent		31,215,128	22,938,469
Transaction costs and issue premiums, current		(29,030)	(26,391)
Transaction costs and issue premiums, noncurrent		(70,928)	(97,276)
Borrowings and financing and transaction costs, current		4,126,453	5,125,843
Borrowings and financing and transaction costs, noncurrent		31,144,200	22,841,193
Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current		1,873,204	4,040,211
Borrowings and financing, noncurrent		23,498,821	12,888,686
Local currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current		2,282,279	1,112,023
Borrowings and financing, noncurrent		7,716,307	10,049,783
Variable interest [member] | Prepayment [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current	[1]	1,119,558	1,769,975
Borrowings and financing, noncurrent	[1]	3,457,105	2,563,928
Variable interest [member] | BNDES/FINAME, Debentures, NCE and CCB [member] | Local currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current	[2]	2,282,279	1,086,985
Borrowings and financing, noncurrent	[2]	7,716,307	10,049,783
Fixed interest [member] | Bonds, Perpetual Bonds and ACC [member] | Foreign currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current	[3]	426,676	2,047,032
Borrowings and financing, noncurrent	[3]	19,898,213	10,177,517
Fixed interest [member] | Facility [member] | Foreign currency [member] | Euro [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current		326,970	223,204
Borrowings and financing, noncurrent		R$ 143,503	147,241
Fixed interest [member] | Intercompany [member] | Local currency [member]
BorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, current			R$ 25,038

[1]	In 2020, the Company renegotiated part of the Prepayment debt in the total amount of U$311 million, postponing part of the maturities of 2020 and 2021 to 2022.
[2]	In June 2020, the Company renegotiated a debt rollover in the amount of R$300 million, shifting the maturities of 2020 to the years 2021, 2022 and 2023.
[3]	In 2020, the Company issued debt securities representing the foreign market ("Notes"), through its subsidiary CSN Inova Ventures, with maturity in 2028 and interest rate of 6.75% per year, totaling US$1, 3 billion, of which US$1 billion in January and US$300 million in November. Additionally, we used US$263 million in the repurchase offer ("Tender Offer") of the Notes issued by CSN Resources SA in January 2020. All Notes mentioned above are unconditionally and irrevocably guaranteed by the Company.